Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales
Services	$ 1,637,622	$ 1,637,056	$ 1,626,521
Products	1,413,431	1,220,435	1,365,172
Total sales	3,051,053	2,857,491	2,991,693
Cost of sales
Services	1,147,363	1,222,675	1,215,673
Products	1,124,340	994,460	1,046,400
Total cost of sales	2,271,703	2,217,135	2,262,073
Gross profit	779,350	640,356	729,620
Selling and administrative expense	515,551	596,694	527,729
Research, development and engineering expense	93,617	92,315	85,881
Impairment of assets	2,123	72,017	15,783
Gain on sale of assets, net	(12,888)	(2,410)	(1,202)
Total operating expense	598,403	758,616	628,191
Operating profit (loss)	180,947	(118,260)	101,429
Other income (expense)
Investment income	34,501	27,603	37,593
Interest expense	(31,420)	(29,234)	(30,330)
Foreign exchange (loss) gain, net	(11,791)	172	2,654
Miscellaneous, net	(1,648)	(88)	(451)
Income (loss) from continuing operations before taxes	170,589	(119,807)	110,895
Income tax expense	53,570	56,715	28,225
Income (loss) from continuing operations	117,019	(176,522)	82,670
Loss from discontinued operations, net of tax	0	0	(3,125)
Net income (loss)	117,019	(176,522)	79,545
Net income attributable to noncontrolling interests	2,602	5,083	5,942
Net income (loss) attributable to Diebold, Incorporated	$ 114,417	$ (181,605)	$ 73,603
Basic weighted-average shares outstanding (shares)	64,530	63,659	63,061
Diluted weighted-average shares outstanding (shares)	65,154	63,659	63,914
Basic earnings (loss) per share
Income (loss) from continuing operations, net of tax (USD per share)	$ 1.77	$ (2.85)	$ 1.22
Loss from discontinued operations, net of tax (USD per share)	0.00	0.00	(0.05)
Net income (loss) attributable to Diebold, Incorporated (USD per share)	1.77	(2.85)	1.17
Diluted earnings (loss) per share
Income (loss) from continuing operations, net of tax (USD per share)	1.76	(2.85)	1.20
Loss from discontinued operations, net of tax (USD per share)	0.00	0.00	(0.05)
Net income (loss) attributable to Diebold, Incorporated (USD per share)	$ 1.76	$ (2.85)	$ 1.15
Amounts attributable to Diebold, Incorporated
Income (loss) from continuing operations, net of tax	$ 114,417	$ (181,605)	$ 76,728
Loss from discontinued operations, net of tax	0	0	(3,125)
Net income (loss) attributable to Diebold, Incorporated	$ 114,417	$ (181,605)	$ 73,603